Tax liabilities	12 Months Ended
Jun. 30, 2024
Tax liabilities
Tax liabilities

22.    Tax liabilities

Tax liabilities result from current income taxes.

Changes in Mytheresa Group’s tax liabilities were as follows:

	As of June 30,
(in € thousands)	2022	2023	2024
Beginning of fiscal year	14,114	25,096	22,987
Additions	11,451	3,410	1,725
Utilizations	(180)	(4,883)	(13,477)
Release	(289)	(637)	(592)
End of fiscal year	25,096	22,987	10,643

The decrease in tax liabilities is due to the current income taxes which are calculated based on the respective local taxable income and local tax rules for the period.